Revenue (Disaggregation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 7,588	$ 5,765
Total operating revenues	7,588	5,765
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	3,287	2,724
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,675	1,501
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	518	445
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,704	1,280
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	440	(157)
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	7,588	5,765
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,287	2,724
Total operating revenues	3,280	2,718
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,675	1,501
Total operating revenues	1,675	1,501
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	518	445
Total operating revenues	518	445
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,704	1,280
Total operating revenues	1,697	1,276
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	440	(157)
Total operating revenues	418	(175)
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(36)	(28)
Total operating revenues	(36)	(28)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	7	6
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	7	4
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	22	18
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	434	(161)
Total operating revenues	434	(161)
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	16	14
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	440	(157)
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(22)	(18)
Electric Revenue | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7,154	5,926
Total operating revenues	5,473	4,665
Electric Revenue | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,287	2,724
Electric Revenue | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,675	1,501
Electric Revenue | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	518	445
Electric Revenue | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,688	1,266
Electric Revenue | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(14)	(10)
Electric Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,617	3,053
Electric Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,799	1,449
Electric Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	834	797
Electric Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	184	165
Electric Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	800	642
Electric Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,039	1,772
Electric Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	869	754
Electric Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	427	407
Electric Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	282	232
Electric Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	461	379
Electric Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	691	541
Electric Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	230	215
Electric Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	353	237
Electric Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	32	26
Electric Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	83	65
Electric Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(7)	(2)
Electric Revenue | Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	411	323
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	371	289
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	28	27
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	12	7
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	1,681	1,261
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	143	102
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	143	102
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	22	23
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	16	14
Energy sales | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	16	30
Energy sales | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(10)	(21)
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	61	58
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	61	58
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers		0
Other non-regulated operating revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	335	179
Other non-regulated operating revenue | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	18	17
Other non-regulated operating revenue | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	33	33
Other non-regulated operating revenue | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	8	15
Other non-regulated operating revenue | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	283	122
Other non-regulated operating revenue | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Other non-regulated operating revenue | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(7)	(8)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	269	(286)
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	281	(289)
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ (12)	$ 3